Other Accounts Payable - Disclosure of Liability Payable for Various Bank (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Liability Payable for Various Bank [Line Items]
Current portion	S/ 30,512	S/ 65,377	S/ 21,611
Non-current portion	55,337	92,519	46,152
Derivative premium payable	S/ 85,849	S/ 157,896	S/ 67,763
Payable Seven [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate			3.52%
Current portion			S/ 18,198
Derivative premium payable			S/ 18,198
Payable Eight [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate			1.67%
Non-current portion			S/ 35,767
Derivative premium payable			S/ 35,767
Payable Nine [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate			1.67%
Current portion			S/ 3,413
Non-current portion			10,385
Derivative premium payable			S/ 13,798
Goldman Sachs Bank One [Member] | Payable Ten [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate			3.52%
Current portion			S/ 7,612
Derivative premium payable			S/ 7,612
2025 [member] | Citibank 1 [member] | 1.67 [member] | Payable One [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	1.67%	1.67%
Current portion	S/ 2,983	S/ 18,259
Non-current portion	0	18,907
Derivative premium payable	S/ 2,983	S/ 37,166
2028 [member] | Citibank 2 [member] | 1.30 [member] | Payable Two [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	1.30%	1.30%
Current portion	S/ 102	S/ 2,493
Non-current portion	260	8,814
Derivative premium payable	S/ 362	S/ 11,307
2028 [member] | Citibank 4 [member] | 1.30 [member] | Payable Four [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	1.30%	1.30%
Current portion	S/ 2,490	S/ 102
Non-current portion	6,348	361
Derivative premium payable	S/ 8,838	S/ 463
2026 [member] | Citibank 3 [member] | 1.67 [member] | Payable Three [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	1.67%	1.67%
Current portion	S/ 3,459	S/ 3,416
Non-current portion	3,535	6,983
Derivative premium payable	S/ 6,994	S/ 10,399
2026 [member] | Santander Bank [member] | 2.53 [member] | Payable Six [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	2.53%	2.53%
Current portion	S/ 2,420	S/ 37,647
Non-current portion	1,222	57,454
Derivative premium payable	S/ 3,642	S/ 95,101
2029 [member] | Deutsche Bank [member] | 10.88 [member] | Payable Five [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate	10.88%
Current portion	S/ 19,058
Non-current portion	43,972
Derivative premium payable	S/ 63,030
2024 [member] | Citibank 5 [member] | 0.72 [member] | Payable Five [Member]
Disclosure of Liability Payable for Various Bank [Line Items]
Annual nominal interest rate		0.72%
Current portion		S/ 3,460
Non-current portion		0
Derivative premium payable		S/ 3,460